COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES

15.	COMMITMENTS AND CONTINGENCIES

The Company has operating leases on four facilities; head office located in Toronto, Canada, design and testing operations located in Allentown, Pennsylvania (formerly in San Jose, California) and operating facilities located in Singapore and China. The Company’s design and testing operations terminated a lease on January 31, 2021. A new lease was initiated on April 1, 2021 and expires on September 30, 2025. The lease on the Company’s operating facilities in Singapore was initiated on November 1, 2019 with an original expiry of April 30, 2022. The lease on the Singapore facility was renewed on May 1, 2022 and expires on May 31, 2023. The lease on the Company’s operating facilities in China was initiated in November 19, 2021 and expires on November 18, 2023. As at December 31, 2022, the Company’s head office was on a month to month lease term.

Remaining annual lease payments to the lease expiration dates are as follows:

2023	$227,844
2024 and beyond	146,881

$374,725